The table below lists the Company’s wholly-owned subsidiaries: (Details)	12 Months Ended
Dec. 31, 2021
Aquilini Game Co Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Aquilini GameCo Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Game Co E Sports U S A Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	GameCo eSports USA Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Luminosity Gaming Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Luminosity Gaming Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Luminosity Gaming U S A L L C [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Luminosity Gaming (USA) LLC
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Enthusiast Gaming Properties Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming Properties Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Enthusiast Gaming Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming Inc.
Jurisdiction	Canada
Functional currency	U.S. dollars
Accounting method	Consolidation
Enthusiast Gaming Live Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming Live Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Enthusiast Gaming Media Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming Media Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Enthusiast Gaming Media U S Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming Media (US) Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Tabwire L L C [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Tabwire LLC
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Game Knot L L C [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	GameKnot LLC
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Addicting Games Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Addicting Games, Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Teach Me Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	TeachMe, Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Outplayed Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Outplayed, Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Enthusiast Gaming Media Holdings Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming Media Holdings Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Enthusiast Gaming Media I I Holdings Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming Media II Holdings Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Enthusiast Gaming Media I I I Holdings Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming Media III Holdings Inc.
Jurisdiction	Canada
Functional currency	U.S. dollars
Accounting method	Consolidation
Enthusiast Gaming T S R Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming (TSR) Inc.
Jurisdiction	Canada
Functional currency	U.S. dollars
Accounting method	Consolidation
Hexagon Games Corp [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Hexagon Games Corp.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Enthusiast Gaming P G Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Enthusiast Gaming (PG) Inc.
Jurisdiction	Canada
Functional currency	Canadian dollars
Accounting method	Consolidation
Steel Media Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Steel Media Limited
Jurisdiction	England and Wales
Functional currency	UK Pound Sterling
Accounting method	Consolidation
Omnia Media Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Omnia Media Inc.
Jurisdiction	USA
Functional currency	U.S. dollars
Accounting method	Consolidation
Vedatis S A S [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Vedatis SAS
Jurisdiction	France
Functional currency	Euro
Accounting method	Consolidation